GAMCO International Growth Fund, Inc.

Schedule of Investments — March 31, 2021 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 99.3%
	CONSUMER DISCRETIONARY — 23.6%
900	adidas AG†	$280,955
31,000	boohoo Group plc†	145,304
1,800	Christian Dior SE	1,091,315
7,150	Cie Financiere Richemont SA, Cl. A	686,442
18,000	Entain plc†	376,689
700	Fast Retailing Co. Ltd.	557,155
725	Hermes International	802,596
135,000	NagaCorp. Ltd.	159,414
3,150	Naspers Ltd., Cl. N	753,719
3,150	Prosus NV	350,192
1,300	Shimano Inc.	309,664
5,600	Sony Group Corp.	586,426

		6,099,871

	HEALTH CARE — 15.8%
5,500	AstraZeneca plc	549,489
2,600	Coloplast A/S, Cl. B	390,948
1,500	EssilorLuxottica SA	244,244
2,300	Gerresheimer AG	228,454
6,500	Koninklijke Philips NV†	371,028
3,000	M3 Inc.	205,130
7,250	Novartis AG	619,566
6,000	Novo Nordisk A/S, Cl. B	406,495
2,200	Roche Holding AG, Genusschein	710,988
19,400	Smith & Nephew plc	368,544

		4,094,886

	INDUSTRIALS — 12.6%
1,000	DSV PANALPINA A/S	196,193
15,000	Epiroc AB, Cl. B	312,505
2,400	FANUC Corp.	567,568
2,500	IHS Markit Ltd.	241,950
7,000	Jardine Matheson Holdings Ltd.	457,730
3,600	Nidec Corp.	436,812
1,500	SMC Corp.	871,212
500	Teleperformance	182,238

		3,266,208

	CONSUMER STAPLES - FOOD, BEVERAGE, AND TOBACCO — 12.4%
5,000	Danone SA	343,015
15,000	Diageo plc	618,199
3,500	Heineken NV	359,632
11,000	Kobe Bussan Co. Ltd.	294,558
8,600	Nestlé SA	958,498
4,500	Nomad Foods Ltd.†	123,570
2,750	Pernod Ricard SA	516,149

		3,213,621

	INFORMATION TECHNOLOGY — 10.4%
4,000	Edenred	208,928
10,000	GMO internet Inc.	286,295

Shares		Market Value
2,780	Keyence Corp.	$1,262,141
6,800	Murata Manufacturing Co. Ltd.	543,017
5,000	Softwareone Holding AG	129,080
7,000	STMicroelectronics NV	266,707

		2,696,168

	CONSUMER STAPLES - HOUSEHOLD AND PERSONAL PRODUCTS — 7.4%
2,300	Henkel AG & Co. KGaA	227,779
2,300	L’Oreal SA	881,448
1,300	Reckitt Benckiser Group plc	116,456
6,000	Shiseido Co. Ltd.	402,186
5,000	Unilever plc	278,985

		1,906,854

	MATERIALS — 7.3%
7,000	Agnico Eagle Mines Ltd.	404,670
2,218	Air Liquide SA	362,326
24,512	Barrick Gold Corp.	485,338
8,125	Rio Tinto plc	621,662

		1,873,996

	FINANCIALS — 6.7%
30,000	AIA Group Ltd.	363,901
8,000	Investor AB, Cl. B	637,915
10,000	Kinnevik AB, Cl. B	486,177
11,700	Prudential plc	248,477

		1,736,470

	COMMUNICATION SERVICES — 2.1%
8,000	MonotaRO Co. Ltd.	216,320
3,976	Nordic Entertainment Group AB, Cl. B†	177,005
2,000	Ubisoft Entertainment SA†	152,169

		545,494

	SEMICONDUCTORS — 1.0%
2,000	Lasertec Corp.	262,271

	TOTAL COMMON STOCKS .	25,695,839

	WARRANTS — 0.0%
	CONSUMER DISCRETIONARY — 0.0%
14,300	Cie Financiere Richemont SA, expire 11/22/23†	5,447

Principal Amount

	U.S. GOVERNMENT OBLIGATIONS — 0.7%
$ 185,000	U.S. Treasury Bill, 0.005%††, 06/17/21	184,996

	TOTAL INVESTMENTS — 100.0% (Cost $13,955,886)	$25,886,282

†	Non-income producing security.
††	Represents annualized yield at date of purchase.

GAMCO International Growth Fund, Inc.

Schedule of Investments (Continued) — March 31, 2021 (Unaudited)

Geographic Diversification	% of Market Value	Market Value
Europe	62.9%	$16,275,759
Japan	26.3	6,800,756
North America	4.1	1,075,003
Asia/Pacific	3.2	821,631
South Africa	2.9	753,719
Latin America	0.6	159,414

	100.0%	$25,886,282

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